Lines-of-Credit	9 Months Ended
Sep. 30, 2018
Lines of Credit [Abstract]
Lines-of-Credit

Note 8 - Lines-of-Credit

For the nine months ended September 30, 2018, the Company had two line-of-credit agreements with a bank that provided for a borrowing capacity of approximately $425,000. Amounts outstanding bear interest at 6.75% and are secured by equipment. As of September 30, 2018, the outstanding balance was $421,739. Subsequent to September 30, 2018, the Company paid the $100,000 line-of-credit in full and extended the $321,739 line-of-credit’s maturity to April 2019.